Share-Based Payments (Details) $ / shares in Units, $ / shares in Units, $ in Thousands												12 Months Ended
	Oct. 26, 2026	Nov. 26, 2025 shares	Jun. 27, 2025	Sep. 02, 2024	May 04, 2023	Jun. 23, 2022	Jul. 23, 2021	May 17, 2021	Feb. 02, 2021	Sep. 14, 2020	Jul. 06, 2018	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 HKD ($) $ / shares shares	Apr. 30, 2025	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Share-Based Payments [Line Items]
Exercised shares																							20,707,462
Exercise price (in Dollars per share)																						$ 0.01		$ 0.01	$ 0.01
Number of share options exercised in share-based payment arrangement												455,263	455,263		656,077	656,077
Weighted average share price exercised (in Dollars per share)														$ 0.01			$ 0.01
Share grant expense																		¥ 3,169	$ 1,589
Additional ordinary shares. (in Shares) | shares												2,152,227		2,152,227							2,152,227	2,152,227
Share premium												¥ 8,916,853,000		$ 8,916,853,000	¥ 6,545,129,000		$ 6,545,129,000				$ 1,275,093,000
Exceed share capital												10.00%	10.00%
Aggregate shares (in Shares) | shares		633,243
Shares granted (in Shares) | shares		486,868
Granted options shares												633,243	633,243
Exercise price, share options granted (in Dollars per share)														$ 63.35
Share option expense												¥ 2,420,000	$ 346,000
RSU granted shares		1,177,256
RSUs exercised weighted average price														$ 79.35
First anniversaries [Member]
Share-Based Payments [Line Items]
percentage of vested												25%	25%
Second Anniversary [Member]
Share-Based Payments [Line Items]
percentage of vested												25%	25%
Third Anniversary [Member]
Share-Based Payments [Line Items]
percentage of vested												25%	25%
Fourth Anniversary [Member]
Share-Based Payments [Line Items]
percentage of vested												25%	25%
Pre-IPO Share Options [Member]
Share-Based Payments [Line Items]
Exercised shares												12,307,533		12,307,533							12,307,533	12,307,533
Exercise price (in Dollars per share)																						$ 0.01
Share Option Scheme [Member]
Share-Based Payments [Line Items]
Number of share options exercised in share-based payment arrangement												2,152,227	2,152,227		2,607,571	2,607,571
Share premium | $																					$ 4,957,000
Capital reserve | ¥												¥ 34,662,000		$ 34,662,000
Exceed share capital												30.00%	30.00%
Special Options [Member]
Share-Based Payments [Line Items]
Weighted average share price exercised (in Dollars per share)														$ 58.54			$ 34.03			$ 22.98
Pre-IPO Share Option Scheme [Member]
Share-Based Payments [Line Items]
Share grant expense | ¥																		¥ 3,750,000
Post-IPO Option Scheme [Member]
Share-Based Payments [Line Items]
Exercised shares																							14,907,462
Exercise price (in Dollars per share)																						$ 63.35		$ 63.35
Number of share options exercised in share-based payment arrangement
Weighted average share price exercised (in Dollars per share)														$ 63.35
Granted options shares		146,375										633,243	633,243
Percentage of vesting percentage		8.33%
RSU granted shares												633,243	633,243
Restricted share units [member]
Share-Based Payments [Line Items]
Additional ordinary shares. (in Shares) | shares												633,243		633,243							633,243	633,243
Share premium | $																					$ 2,902,000
Capital reserve | ¥												¥ 20,294,000		$ 20,294,000
RSU granted shares		143,363				100,000
Restricted share units [member] | Dr. Yang Dajun [Member]
Share-Based Payments [Line Items]
RSU granted shares		143,363
2018 RSU Scheme [Member]
Share-Based Payments [Line Items]
Date of adoption.											10 years
RSU granted shares										2,590,592	5,274,657
Share-based payment vesting period										3 years
2021 RSU Scheme [Member]
Share-Based Payments [Line Items]
Share grant expense												3,604,000	$ 515,000		¥ 856,000
Share premium | $																						$ 1,894
Capital reserve												¥ 1,712,000		$ 1,712,000							245,000
Date of adoption.									10 years
RSU granted shares												48,439	48,439
RSUs exercised weighted average price | (per share)														$ 70.48			20.8		$ 19.96
2021 RSU Scheme [Member] | RSU [Member]
Share-Based Payments [Line Items]
RSU granted shares			48,439					440,490	3,133,526
2021 RSU Scheme [Member] | Non-Executive Director [Member]
Share-Based Payments [Line Items]
RSU granted shares							26,892	10,641
2021 RSU Scheme [Member] | Chief Commercial Officer [Member]
Share-Based Payments [Line Items]
RSU granted shares								55,157
2022 RSU Scheme [Member]
Share-Based Payments [Line Items]
Share grant expense												¥ 14,850,000	$ 2,124,000		¥ 20,068,000			22,995,000
Share premium | $																												$ 85,945
Capital reserve																										¥ 78,740,000	$ 11,260,000
Date of adoption.						10 years
RSU granted shares												1,177,256	1,177,256		777,006	777,006
RSUs exercised weighted average price														$ 20.14			$ 19.24			$ 18.15
RSUs granted fair value												¥ 68,327,000		$ 68,327,000	¥ 24,078,000		$ 24,078,000	¥ 27,063,000		$ 27,063,000	$ 9,771,000
2022 RSU Scheme [Member] | RSU [Member]
Share-Based Payments [Line Items]
RSU granted shares		1,177,256		777,006	1,379,094	1,634,426						11,072,695	11,072,695
2022 RSU Scheme [Member] | Dr. Zhai Yifan [Member]
Share-Based Payments [Line Items]
RSU granted shares						100,000
2022 Further Grant [Member]
Share-Based Payments [Line Items]
RSU granted shares				777,006
2022 Further Grant [Member] | RSU [Member]
Share-Based Payments [Line Items]
RSU granted shares					1,379,094
Forecast [Member] | Post-IPO Option Scheme [Member]
Share-Based Payments [Line Items]
Percentage of vesting percentage	8.37%